Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [Line Items]
Net book value as of the beginning of the year	$ 26,608	$ 26,608
Additions	0	0
Disposals	(2,105)	0
Amortization charge	0	0
Currency translation effects	0	0
Net book value as of the end of the year	24,503	26,608
Total cost [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net book value as of the beginning of the year	26,608
Net book value as of the end of the year	24,503	26,608
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net book value as of the beginning of the year	0
Net book value as of the end of the year	$ 0	$ 0